Revenue - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Revenue from contracts with customers	€ 3,916	€ 5,050	€ 7,800	€ 10,615
EMEA
Revenues
Revenue from contracts with customers	2,648	2,566	5,091	5,316
Asia Pacific
Revenues
Revenue from contracts with customers	450	600	855	1,430
Americas
Revenues
Revenue from contracts with customers	818	1,884	1,854	3,869
Systems
Revenues
Revenue from contracts with customers	1,871	2,129	3,176	4,544
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,660	1,932	2,682	4,125
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	211	197	494	419
Systems | EMEA
Revenues
Revenue from contracts with customers	1,479	908	2,265	1,836
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	199	318	395	930
Systems | Americas
Revenues
Revenue from contracts with customers	193	903	516	1,778
Services
Revenues
Revenue from contracts with customers	2,045	2,921	4,624	6,071
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,045	2,921	4,624	6,071
Services | EMEA
Revenues
Revenue from contracts with customers	1,169	1,658	2,826	3,480
Services | Asia Pacific
Revenues
Revenue from contracts with customers	251	282	460	500
Services | Americas
Revenues
Revenue from contracts with customers	€ 625	€ 981	€ 1,338	€ 2,091